Information by segments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of profit or loss by segment
Sales revenue	$ 159,611,078	$ 91,881,204	$ 50,223,393
Costs of sales	(89,458,148)	(55,581,776)	(37,567,472)
Gross profit	70,152,930	36,299,428	12,655,921
Administration expenses	(4,335,695)	(3,342,069)	(3,373,150)
Operation and project expenses	(4,743,628)	(3,153,557)	(2,586,016)
Impairment of non-current assets	(287,999)	(33,351)	(633,156)
Other operating income and expenses net	(555,855)	(72,744)	1,118,166
Operating income	60,229,753	29,697,707	7,181,765
Financial result net
Financial income	1,317,145	403,592	1,101,430
Financial expenses	(8,027,252)	(4,431,648)	(3,929,791)
Foreign exchange gain (loss) net	(124,650)	330,002	346,774
Financial results	(6,834,757)	(3,698,054)	(2,481,587)
Share of profits of associates and joint ventures	768,422	426,164	76,336
Income before tax	54,163,418	26,425,817	4,776,514
Income tax	(18,963,938)	(8,795,263)	(2,038,661)
Net profit for the period	35,199,480	17,630,554	2,737,853
Profit (loss) attributable to:
Owners of parent	31,604,781	15,649,143	1,586,677
Non-controlling interest	3,594,699	1,981,411	1,151,176
Net profit for the period	35,199,480	17,630,554	2,737,853
Supplementary information
Depreciation depletion and amortization	12,128,991	10,159,922	9,324,538
Variable Cost [Member]
Statement of profit or loss by segment
Costs of sales	(68,180,219)	(41,005,910)	(25,909,931)
Fixed Cost [Member]
Statement of profit or loss by segment
Costs of sales	(21,277,929)	(14,575,866)	(11,657,541)
Third party sales
Statement of profit or loss by segment
Sales revenue	159,611,078	91,881,204	50,223,393
Inter-segment sales
Statement of profit or loss by segment
Sales revenue	0		0
Operating segments | Exploration and Production
Statement of profit or loss by segment
Sales revenue	91,020,465	63,248,952	36,839,997
Costs of sales	(46,749,420)	(40,335,132)	(32,908,419)
Gross profit	44,271,045	22,913,820	3,931,578
Administration expenses	(2,489,557)	(1,987,817)	(2,163,198)
Operation and project expenses	(3,221,678)	(1,882,686)	(1,511,510)
Impairment of non-current assets	(890,248)	438,020	(192,693)
Other operating income and expenses net	(310,628)	(617,893)	1,085,114
Operating income	37,358,934	18,863,444	1,149,291
Financial result net
Financial income	1,011,182	517,629	1,177,712
Financial expenses	(2,894,636)	(2,410,906)	(2,896,060)
Foreign exchange gain (loss) net	(44,302)	(219,747)	360,409
Financial results	(1,927,756)	(2,113,024)	(1,357,939)
Share of profits of associates and joint ventures	30,197	9,610	(53,037)
Income before tax	35,461,375	16,760,030	(261,685)
Income tax	(13,829,885)	(5,019,540)	43,569
Net profit for the period	21,631,490	11,740,490	(218,116)
Profit (loss) attributable to:
Owners of parent	21,761,164	11,829,119	(139,279)
Non-controlling interest	(129,674)	(88,629)	(78,837)
Net profit for the period	21,631,490	11,740,490	(218,116)
Supplementary information
Depreciation depletion and amortization	7,304,525	6,844,910	6,445,812
Operating segments | Exploration and Production | Variable Cost [Member]
Statement of profit or loss by segment
Costs of sales	(34,649,988)	(30,473,145)	(23,429,102)
Operating segments | Exploration and Production | Fixed Cost [Member]
Statement of profit or loss by segment
Costs of sales	(12,099,432)	(9,861,987)	(9,479,317)
Operating segments | Exploration and Production | Third party sales
Statement of profit or loss by segment
Sales revenue	60,719,903	38,552,572	22,854,925
Operating segments | Exploration and Production | Inter-segment sales
Statement of profit or loss by segment
Sales revenue	30,300,562	24,696,380	13,985,072
Operating segments | Refining and Petrochemicals
Statement of profit or loss by segment
Sales revenue	89,178,947	50,976,385	26,104,351
Costs of sales	(80,331,998)	(48,535,388)	(25,825,555)
Gross profit	8,846,949	2,440,997	278,796
Administration expenses	(823,349)	(784,214)	(936,175)
Operation and project expenses	(1,387,064)	(944,616)	(781,309)
Impairment of non-current assets	1,096,021	(305,466)	(781,528)
Other operating income and expenses net	(37,959)	10,749	34,705
Operating income	7,694,598	417,450	(2,185,511)
Financial result net
Financial income	89,173	24,313	67,832
Financial expenses	(1,381,682)	(1,151,255)	(914,534)
Foreign exchange gain (loss) net	(289,105)	(132,734)	(447,880)
Financial results	(1,581,614)	(1,259,676)	(1,294,582)
Share of profits of associates and joint ventures	222,460	200,998	131,462
Income before tax	6,335,444	(641,228)	(3,348,631)
Income tax	(1,464,380)	(383,562)	614,269
Net profit for the period	4,871,064	(1,024,790)	(2,734,362)
Profit (loss) attributable to:
Owners of parent	4,686,009	(1,198,619)	(2,848,511)
Non-controlling interest	185,055	173,829	114,149
Net profit for the period	4,871,064	(1,024,790)	(2,734,362)
Supplementary information
Depreciation depletion and amortization	1,960,399	1,640,940	1,599,780
Operating segments | Refining and Petrochemicals | Variable Cost [Member]
Statement of profit or loss by segment
Costs of sales	(76,341,169)	(44,860,928)	(22,398,344)
Operating segments | Refining and Petrochemicals | Fixed Cost [Member]
Statement of profit or loss by segment
Costs of sales	(3,990,829)	(3,674,460)	(3,427,211)
Operating segments | Refining and Petrochemicals | Third party sales
Statement of profit or loss by segment
Sales revenue	82,728,875	46,658,196	24,804,887
Operating segments | Refining and Petrochemicals | Inter-segment sales
Statement of profit or loss by segment
Sales revenue	6,450,072	4,318,189	1,299,464
Operating segments | Transportation and Logistics
Statement of profit or loss by segment
Sales revenue	13,955,992	12,158,466	12,194,440
Costs of sales	(3,893,210)	(3,260,309)	(3,381,357)
Gross profit	10,062,782	8,898,157	8,813,083
Administration expenses	(499,801)	(457,217)	(533,594)
Operation and project expenses	(327,952)	(404,264)	(403,657)
Impairment of non-current assets	(406,229)	(165,901)	341,065
Other operating income and expenses net	(96,239)	591,829	1,827
Operating income	8,732,561	8,462,604	8,218,724
Financial result net
Financial income	157,264	76,453	125,677
Financial expenses	(287,889)	(250,816)	(389,394)
Foreign exchange gain (loss) net	10,080	381,964	434,245
Financial results	(120,545)	207,601	170,528
Share of profits of associates and joint ventures		858	(2,089)
Income before tax	8,612,016	8,671,063	8,387,163
Income tax	(2,962,021)	(2,925,390)	(2,696,499)
Net profit for the period	5,649,995	5,745,673	5,690,664
Profit (loss) attributable to:
Owners of parent	4,483,060	4,635,354	4,574,800
Non-controlling interest	1,166,935	1,110,319	1,115,864
Net profit for the period	5,649,995	5,745,673	5,690,664
Supplementary information
Depreciation depletion and amortization	1,448,626	1,211,642	1,278,946
Operating segments | Transportation and Logistics | Variable Cost [Member]
Statement of profit or loss by segment
Costs of sales	(720,247)	(531,361)	(567,501)
Operating segments | Transportation and Logistics | Fixed Cost [Member]
Statement of profit or loss by segment
Costs of sales	(3,172,963)	(2,728,948)	(2,813,856)
Operating segments | Transportation and Logistics | Third party sales
Statement of profit or loss by segment
Sales revenue	2,807,031	2,557,238	2,563,581
Operating segments | Transportation and Logistics | Inter-segment sales
Statement of profit or loss by segment
Sales revenue	11,148,961	9,601,228	9,630,859
Operating segments | Concessions, electricity transport and roads
Statement of profit or loss by segment
Sales revenue	13,357,506	4,113,198
Costs of sales	(5,854,832)	(1,817,491)
Gross profit	7,502,674	2,295,707
Administration expenses	(965,314)	(322,939)
Operation and project expenses	0	(460)
Impairment of non-current assets	(87,543)	(4)
Other operating income and expenses net	(104,664)	(51,267)
Operating income	6,345,153	1,921,037
Financial result net
Financial income	577,743	89,267
Financial expenses	(3,883,596)	(886,420)
Foreign exchange gain (loss) net	198,677	300,519
Financial results	(3,107,176)	(496,634)
Share of profits of associates and joint ventures	515,746	214,698
Income before tax	3,753,723	1,639,101
Income tax	(707,652)	(466,771)
Net profit for the period	3,046,071	1,172,330
Profit (loss) attributable to:
Owners of parent	673,688	386,438
Non-controlling interest	2,372,383	785,892
Net profit for the period	3,046,071	1,172,330
Supplementary information
Depreciation depletion and amortization	1,415,441	462,430
Operating segments | Concessions, electricity transport and roads | Variable Cost [Member]
Statement of profit or loss by segment
Costs of sales	0	0
Operating segments | Concessions, electricity transport and roads | Fixed Cost [Member]
Statement of profit or loss by segment
Costs of sales	(5,854,832)	(1,817,491)
Operating segments | Concessions, electricity transport and roads | Third party sales
Statement of profit or loss by segment
Sales revenue	13,355,269	4,113,198
Operating segments | Concessions, electricity transport and roads | Inter-segment sales
Statement of profit or loss by segment
Sales revenue	2,237	0
Eliminations
Statement of profit or loss by segment
Sales revenue	(47,901,832)	(38,615,797)	(24,915,395)
Costs of sales	47,371,312	38,366,544	24,547,859
Gross profit	(530,520)	(249,253)	(367,536)
Administration expenses	442,326	210,118	259,817
Operation and project expenses	193,066	78,469	110,460
Impairment of non-current assets	0	0	0
Other operating income and expenses net	(6,365)	(6,162)	(3,480)
Operating income	98,507	33,172	(739)
Financial result net
Financial income	(518,217)	(304,070)	(269,791)
Financial expenses	420,551	267,749	270,197
Foreign exchange gain (loss) net	0	0	0
Financial results	(97,666)	(36,321)	406
Share of profits of associates and joint ventures	19	0	0
Income before tax	860	(3,149)	(333)
Income tax	0	0	0
Net profit for the period	860	(3,149)	(333)
Profit (loss) attributable to:
Owners of parent	860	(3,149)	(333)
Non-controlling interest	0	0	0
Net profit for the period	860	(3,149)	(333)
Supplementary information
Depreciation depletion and amortization	0	0	0
Eliminations | Variable Cost [Member]
Statement of profit or loss by segment
Costs of sales	43,531,185	34,859,524	20,485,016
Eliminations | Fixed Cost [Member]
Statement of profit or loss by segment
Costs of sales	3,840,127	3,507,020	4,062,843
Eliminations | Third party sales
Statement of profit or loss by segment
Sales revenue	0	0	0
Eliminations | Inter-segment sales
Statement of profit or loss by segment
Sales revenue	$ (47,901,832)	$ (38,615,797)	$ (24,915,395)